RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - Other related parties - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Revenues	$ 259	$ 439	$ 612
Interest income	11	0	$ 0
Financial assets	118	0
Accounts and other receivable, net	579	138
Accounts payable and other	603	549
Non-recourse borrowings in subsidiaries of the partnership	55	56
Tax receivable agreement, related party transactions	$ 315	$ 326